S000026835 [Member] Investment Objectives and Goals - TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Tweedy, Browne International Value Fund II – Currency Unhedged
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital growth.